UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York           4/28/2005
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                         -----------
Form 13F Information Table Entry Total:
                                                                  39
                                                         -----------
Form 13F Information Table Value Total:
                                                            $334,034
                                                         -----------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


No.           Form 13F File Number                Name


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ARCH CAP GROUP LTD                    ORD        G0450A105      4,697    117,300   SH      SOLE           117,300
------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES          COM        203634100      2,516    214,100   SH      SOLE           214,100
------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                       COM        060505104     16,917    383,600   SH      SOLE           383,600
------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                       COM        05969A105      3,552    253,700   SH      SOLE           253,700
------------------------------------------------------------------------------------------------------------------------------
CENTER BANCORP INC                    COM        151408101      4,928    400,000   SH      SOLE           400,000
------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A       CL A NON VTG      156432106     10,416    363,300   SH      SOLE           363,300
------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                         COM        172967101     18,709    416,300   SH      SOLE           416,300
------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                           COM NEW    208464883     11,637    569,900   SH      SOLE           569,900
------------------------------------------------------------------------------------------------------------------------------
DIME CMNTY BANCSHARES                 COM        253922108      2,964    195,000   SH      SOLE           195,000
------------------------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY HLDGS LT          SHS        G30397106      6,194    163,700   SH      SOLE           163,700
------------------------------------------------------------------------------------------------------------------------------
FIRST FED BANCSHARES INC DEL          COM        32021B103      1,389     56,500   SH      SOLE            56,500
------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC           COM        32190E102     11,268    435,406   SH      SOLE           435,406
------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC             COM        33582V108        166     12,585   SH      SOLE            12,585
------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP                   COM        316773100     13,259    308,500   SH      SOLE           308,500
------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC                COM   CL A      37247D106      9,415    342,100   SH      SOLE           342,100
------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP                      COM        436926109      4,206    166,400   SH      SOLE           166,400
------------------------------------------------------------------------------------------------------------------------------
IBOC                                  COM        459044103      7,822    225,600   SH      SOLE           225,600
------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                           COM        493267108     11,030    339,900   SH      SOLE           339,900
------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC                 COM        590188108     10,975    193,900   SH      SOLE           193,900
------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                    COM        635405103      9,608    286,800   SH      SOLE           286,800
------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP M          COM        6435EV108     14,786    315,800   SH      SOLE           315,800
------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION NY          COM        659424105     15,594    562,153   SH      SOLE           562,153
------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC            COM        649445103      8,217    452,500   SH      SOLE            452,500
------------------------------------------------------------------------------------------------------------------------------
PMI GP INC                            COM        69344M101     11,095    291,900   SH      SOLE            291,900
------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC               COM        693475105     10,909    211,900   SH      SOLE            211,900
------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC              COM        743868101      6,246    210,025   SH      SOLE            210,025
------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                        COM        G73018106      9,139    356,300   SH      SOLE            356,300
------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC                  CL A       761195205     10,727    306,096   SH      SOLE            306,096
------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                     COM        7591EP100      1,296     40,000   SH      SOLE             40,000
------------------------------------------------------------------------------------------------------------------------------
SUSSEX BANCORP                        COM        869245100      2,139    150,600   SH      SOLE            150,600
------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD                 ORD        G7885T104     15,746    699,200   SH      SOLE            699,200
------------------------------------------------------------------------------------------------------------------------------
SNB BANCSHARES INC TEX                COM        78460M209      3,799    335,900   SH      SOLE            335,900
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA          COM        84751T309      6,333    710,000   SH      SOLE            710,000
------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                         COM        872449103      7,468    266,700   SH      SOLE            266,700
------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                      COM        908906100     17,389    283,900   SH      SOLE            283,900
------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD             CL A       90933T109      2,440    129,500   SH      SOLE            129,500
------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                         COM        902788108      9,711    170,600   SH      SOLE            170,600
------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                        COM NEW    902973304     14,496    503,000   SH      SOLE            503,000
------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP             COM        970646105      4,838    570,500   SH      SOLE            570,500

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